Dividend	12 Months Ended
Dec. 31, 2022
Dividend [abstract]
Dividend
33	Dividend

(a)	Dividends payable to equity shareholders of the Company attributable to the year:

	2021 RMB’000	2022 RMB’000
No final dividend proposed after the end of the reporting period (2021: RMB 0.10 per ordinary share)	1,082,381	—

The final dividend proposed after the end of the reporting period has not been recognized as a liability at the end of the reporting period.

(b)	Dividends payable to equity shareholders of the Company attributable to the previous financial year, approved and paid during the year

	2021 RMB’000	2022 RMB’000
Final dividend in respect of the previous financial year, approved and paid during the year, of RMB 0.10 per share (2021: RMB 0.10)	1,082,381	1,082,381